GOODWILL (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Goodwill [Roll Forward]
Beginning of year	$ 18,742	$ 18,601
Effect of acquisitions	0	141
End of year	$ 18,742	$ 18,742